                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD VARIABLE INSURANCE FUND

2.       Name of each series or class of funds for which this notice is filed:

         International Portfolio
         Equity Index Portfolio
         Equity Income Portfolio
         Growth Portfolio
         Balanced Portfolio
         Money Market Portfolio
         High Grade Bond Portfolio


3.       Investment Company Act File Number:       811-5962

         Securities Act File Number:               33-32216

4.       Last day of fiscal year  for which this notice is filed:   9/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         328,306,231 Shares
         $637,906,334 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         328,306,231 Shares
         $637,906,334 Aggregate Sales price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $637,906,334

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +       N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                    - $435,807,277

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                         +         N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):            $   202,099,057

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                   x 1/50 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:             $40,419.81
                                                                                     ----------

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                            / X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November  16, 1995

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title) /s/Raymond J. Klapinsky
                                 ----------------------------------------------

                        -------------------------------------------------------
                        Raymond J. Klapinsky, Secretary


         Date    November 17, 1995

EXHIBIT B




November 17, 1995



Vanguard Variable Insurance Fund
P.O. Box 2600
Valley Forge, PA 19482

Gentlemen:

Vanguard Variable Insurance Fund (the "Fund") is a business trust established under Pennsylvania law under a Declaration of Trust dated November 29, 1989. I have acted as legal counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's:  (1) Declaration of Trust and amendments thereto;
(2) minutes of the meetings of shareholders and Trustees; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration Statement on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sales of the Fund's shares of beneficial interest ("shares").

Under Article V Section 5.1 of the Declaration of Trust, as amended to date, the Fund is legally authorized to issue an unlimited number of shares, without par value, from an unlimited number of separate series ("Portfolios") of shares. On September 30, 1995 (the end of the Fund's fiscal year), the Fund had 218,368,628 shares of the Money Market Portfolio, 17,599,057 shares of the Equity Index Portfolio, 11,507,697 shares of the High Grade Bond Portfolio, 20,983,498 shares of the Balanced Portfolio, 7,857,716 shares of the International Portfolio, 11,467,865 shares of the Growth Portfolio, and 7,626,646 shares of the Equity Income Portfolio, issued and outstanding.

My examination also disclosed the following information:

1. On October 1, 1994, (the beginning of the Fund's last fiscal year), the Fund had no shares registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended September 30, 1995, the Fund did not register any shares under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended September 30, 1995, the Fund's seven Portfolios sold a combined total of 328,306,231 shares at an aggregate sales price of $637,906,334. During the fiscal year ended September 30, 1995, the Fund's seven Portfolios redeemed a combined total of 267,846,855 shares at an aggregate redemption price of $435,807,277.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the combined total of 328,306,231 shares which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2 of the 1940 Act.

Based upon the foregoing, it is my opinion that:

1. The Fund is a validly organized and subsisting Trust of the Commonwealth of Pennsylvania authorized to issue an unlimited number of shares, without par value, from an unlimited number of separate Portfolio of shares;

2. The proposed registration of the combined total of 328,306,231 shares of the Fund in reliance upon Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for consideration deemed by the Trustees to be consistent with the Declaration of Trust, are legally authorized and issued, fully paid, and non-assessable; and

4. The holders of such shares have the rights provided with respect to such Trust, as amended.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice to be filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,



Raymond J. Klapinsky
Counsel

RJK\mlj\fms